FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: March 31, 2007





Item 1. Schedule of Investments.


                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

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
                                    Rating
      Principal                                                                     Moody's/
       Amount        General Obligation Bonds (16.9%)                                 S&P                 Value (a)
       ------        --------------------------------                                 ---                 ------

                     Bullhead City Parkway Improvement District
      $ 850,000      6.100%, 01/01/11 .........................................     Baa2/NR          $   853,842
       815,000       6.100%, 01/01/12 .........................................     Baa2/NR              818,578

                     Gilbert Improvement District No. 19
       455,000       5.200%, 01/01/23  ........................................      A3/A-               476,340

                     Glendale, Arizona
      1,500,000      5.000%, 07/01/16  ........................................      Aa2/AA            1,575,810

                         Goodyear Utility District No. 1
      1,255,000      5.350%, 07/15/28 ACA insured..............................      Baa1/A            1,298,825

                     Graham Co. Unified School District No. 1
                        (Safford)
       185,000       5.000%, 07/01/10 FGIC Insured  ........................         Aaa/NR              185,627

                     Graham Co. Unified School District No. 4
                        (Thatcher)
       400,000       5.000%, 07/01/10 FSA Insured  .........................        Aaa/NR++             405,292
       400,000       4.750%, 07/01/12 FSA Insured  .........................        Aaa/NR++             414,896

                     Greenlee Co. School District No. 18
                        (Morenci)
       150,000       5.000%, 07/01/11 .........................................     Baa3/NR              152,451

                     Marana Tangerine Farms Road Improvement District
      1,250,000      4.600%, 01/01/26                                               Baa1/NR            1,234,450

                     Maricopa Co. Elementary School District No. 3
                        (Tempe)
      1,025,000      5.500%, 07/01/14 FGIC Insured (pre-refunded)  ...              Aaa/AAA            1,075,984

                     Maricopa Co. Elementary School District No. 38 (Madison)
       730,000       5.000%, 07/01/22 MBIA Insured    ........................      Aaa/AAA              780,253

                     Maricopa Co. Elementary School District No. 68
                        (Alhambra)
      3,000,000      5.500%, 07/01/14 FSA Insured  .........................        Aaa/NR++           3,336,090

                     Maricopa Co. High School District No. 210
                        (Phoenix Union)
      2,245,000      5.000%, 07/01/23 FSA Insured  ....................             Aaa/AAA            2,427,316

                     Maricopa Co. High School District No. 216
                        (Agua Fria)
      1,025,000      5.125%, 07/01/16 FSA Insured........................           Aaa/NR++           1,104,499

                     Maricopa Co. Unified School District No. 9
                        (Wickenburg)
      1,030,000      5.600%, 07/01/15 AMBAC Insured (pre-refunded)                  Aaa/AAA            1,034,934

                     Maricopa Co. Unified School District No. 24 (Gila Bend)
       675,000       5.500%, 07/01/21 ........................ ................      NR/NR*              682,736

                     Maricopa Co. Unified School District No. 41
                        (Gilbert)
      2,300,000      6.250%, 07/01/15 FSA Insured (pre-refunded)  .............     Aaa/AAA            2,374,060
       200,000       6.250%, 07/01/15 FSA Insured .........................         Aaa/AAA              206,168

                     Maricopa Co. Unified School District No. 69
                        (Paradise Valley)
      2,400,000      5.800%, 07/01/09 AMBAC Insured  ....................           Aaa/AAA            2,511,528
      1,000,000      5.300%, 07/01/11 MBIA Insured   ......................         Aaa/AAA            1,065,050

                     Maricopa Co. Unified School District No. 89
                        (Dysart)
      2,185,000      5.500%, 07/01/22 FGIC Insured .......................          Aaa/AAA            2,558,919
      1,300,000      5.000%, 07/01/25 XLCA Insured ........................         Aaa/AAA            1,382,992

                     Maricopa Co. Unified School District No. 90
                        (Saddle Mountain)
      1,200,000      5.000%, 07/01/13   .......................................    Baa2/NR+++          1,225,404

                      Mesa, Arizona
      2,000,000      5.000%, 07/01/19 FGIC Insured .........................          Aaa/AAA          2,059,680

                     Peoria, Arizona
       850,000       5.500%, 04/01/16 FGIC Insured  .........................       Aaa/AAA              880,770

                     Phoenix, Arizona
      4,095,000      5.000%, 07/01/14  ........................................     Aa1/AA+            4,344,304
      1,000,000      6.250%, 07/01/16  ........................................     Aa1/AA+            1,185,930
      1,240,000      6.250%, 07/01/17  ........................................     Aa1/AA+            1,486,338
      1,000,000      5.375%, 07/01/20  ........................................     Aa1/AA+            1,074,650
      3,250,000      5.375%, 07/01/25   .......................................     Aa1/AA+            3,404,538

                           Pinewood Sanitary District
       605,000       6.500%, 07/01/09  ........................................      NR/NR*              610,251

                     Prescott, Arizona
      1,120,000      4.500%, 07/01/12 FGIC Insured  ........................        Aaa/AAA            1,126,328

                     Prescott Valley Sewer Collection Improvement
                        District
       261,000       7.900%, 01/01/12  ........................................      NR/BBB              268,292

                     Queen Creek, Arizona Improvement District No. 001
      1,500,000      5.000%, 01/01/32                                              Baa2/BBB-           1,526,250

                     Scottsdale, Arizona
      1,050,000      5.750%, 07/01/18 (pre-refunded)  .......................       Aaa/AAA            1,098,132
      3,140,000      5.000%, 07/01/19  ........................................     Aaa/AAA            3,311,664
      2,825,000      5.500%, 07/01/22 (pre-refunded)  .......................       Aaa/AAA            2,939,441

                     Show Low Improvement District No. 6
       950,000       6.000%, 01/01/18 ACA Insured  ........................         NR/A               1,005,528

                     Tempe, Arizona
      1,015,000      5.400%, 07/01/11  ........................................     Aa1/AA+            1,085,390
      1,000,000      5.000%, 07/01/18  ........................................     Aa1/AA+            1,041,800

                                                                                                 ----------------
                        Total General Obligation Bonds  ..............                                57,631,330
                                                                                                 ----------------

                     Revenue Bonds (81.1%)

                          Airport Revenue Bonds (3.0%)

                     Phoenix Airport Authority Revenue Bonds
      1,795,000      6.300%, 07/01/10 AMT, MBIA Insured  ...............            Aaa/AAA            1,796,454
       565,000       6.400%, 07/01/12 AMT, MBIA Insured  ...............            Aaa/AAA              565,452

                         Phoenix Civic Improvement Corp.
                      Airport Revenue Bonds
      1,890,000      6.300%, 07/01/14   .....................................       Aa2/AAA             1,891,531
      3,600,000      5.000%, 07/01/17 FSA Insured  ...............                  Aaa/AAA             3,680,748
      2,200,000      5.250%, 07/01/27 AMT, FGIC Insured  ...............            Aaa/AAA             2,301,200

                                                                                                 ----------------
                        Total Airport Revenue Bonds  ..........................                       10,235,385
                                                                                                 ----------------

                     Basic Service Revenue Bonds (14.8%)

                     Apache Junction Water Utility District Revenue Bonds
       500,000       5.800%, 07/01/17 FSA Insured (pre-refunded)....                Aaa/AAA              502,605

                     Arizona School Facilities Board Revenue Bonds
      1,000,000      5.500%, 07/01/10                                               Aaa/AAA            1,056,960
      1,000,000      5.750%, 07/01/18  AMBAC Insured ....................           Aaa/AAA            1,117,010
      5,000,000      5.000%, 07/01/19 (pre-refunded) ..........................     Aaa/AAA            5,266,750

                     Arizona Transportation Board Revenue Bonds
      1,000,000      6.250%, 07/01/16 (pre-refunded)  .....................         Aa1/AAA            1,056,510
      3,615,000      5.250%, 07/01/20 (pre-refunded)  .........................     Aa1/AAA            3,843,107
      2,000,000      5.000%, 07/01/22  .......................................      Aa1/AAA            2,136,220
      1,000,000      5.250%, 07/01/24  .......................................      Aa1/AAA            1,093,700

                        Buckeye Excise Tax Revenue Bonds
       500,000       5.900%, 08/01/20 AMBAC Insured  .....................          Aaa/AAA              538,025

                     Casa Grande Excise Tax Revenue Bonds
       440,000       5.200%, 04/01/17 MBIA Insured  ........................        Aaa/NR++             450,956
      1,835,000      5.000%, 04/01/21 AMBAC Insured  ........................       Aaa/NR++           1,948,256

                     Chandler Street & Highway User Revenue Bonds
       985,000       5.400%, 07/01/13 MBIA Insured  ...                             Aaa/AAA              994,013

                     Cottonwood, Arizona Water Revenue System Bonds
      1,000,000      5.000%, 07/01/35 XLCA Insured ........................         Aaa/AAA            1,054,420

                     Glendale Water & Sewer Revenue Bonds
      2,075,000      5.750%, 07/01/10 FGIC Insured   ..........................     Aaa/AAA            2,208,257
      1,000,000      5.000%, 07/01/22 AMBAC Insured                                 Aaa/AAA            1,054,130

                     Greater Arizona Development Authority Revenue Bonds
      1,165,000      5.600%, 08/01/16 MBIA Insured  .........................       Aaa/AAA            1,215,491
      2,000,000      5.000%, 08/01/22 MBIA Insured ........................         Aaa/AAA            2,144,620
      2,000,000      5.000%, 08/01/28   .......................................      A1/A+             2,085,700
      1,200,000      5.500%, 08/01/29  ........................................      A1/A+             1,318,836

                     Mesa, Arizona Utility System
      1,000,000      6.500%, 07/01/09  FGIC insured                                 Aaa/AAA            1,061,400

                     Phoenix Civic Improvement Corp. Excise Tax
                         Revenue Bonds (Courthouse Project)
      1,000,000      5.250%, 07/01/18  ........................................     Aa2/AAA            1,040,450
      1,730,000      5.250%, 07/01/20  ........................................     Aa2/AAA            1,798,837
      2,500,000      5.250%, 07/01/24  ........................................     Aa2/AAA            2,597,825

                     Phoenix Civic Improvement Corp. Wastewater
                        Revenue Bonds
      1,500,000      5.500%, 07/01/24 FGIC Insured  ........................        Aaa/AAA            1,765,875

                     Phoenix Street & Highway User Revenue Bonds
       645,000       6.250%, 07/01/11  ........................................      A1/A+               645,510
       395,000       6.250%, 07/01/11 MBIA Insured  ........................        Aaa/AAA              395,312
      2,925,000       zero coupon, 07/01/13 FGIC Insured  .....................     Aaa/AAA            2,284,367

                     Scottsdale Preserve Authority Excise Tax Revenue
                        Bonds
      1,185,000      5.250%, 07/01/18   .......................................     Aa3/AA-            1,254,512
      1,255,000      5.250%, 07/01/19   .......................................     Aa3/AA-            1,326,598

                         Tempe Excise Tax Revenue Bonds
      2,425,000      5.250%, 07/01/19   .......................................     Aa2/AAA            2,635,466

                     Tucson Water System Revenue Bonds
      2,200,000      5.500%, 07/01/18 FGIC Insured .........................        Aaa/AAA            2,414,434

                                                                                                 ----------------
                        Total Basic Service Revenue Bonds  ...................                        50,306,152
                                                                                                 ----------------

                         Hospital Revenue Bonds (16.6%)

                     Arizona Health Facilities Authority Hospital System (John
                      C. Lincoln)
      1,330,000      5.750%, 12/01/32 (prerefunded)                                  NR/BBB            1,411,529

                     Arizona Health Facilities (Blood Systems)
       500,000       4.750%, 04/01/25  ........................                      NR/A-               506,825

                     Arizona Health Facilities (Northern Arizona
                        Healthcare System)
      1,000,000      5.250%, 10/01/16 AMBAC Insured  .....................          Aaa/AAA            1,021,160

                     Arizona Health Facilities (Phoenix Children's Hospital)
       650,000       5.200%, 11/15/07  ........................................     Baa3/NR              656,156
      1,000,000      5.375%, 02/15/18 (prerefunded)                                 Baa3/NR            1,081,330
      1,465,000      6.250%, 11/15/29 (prerefunded)                                 Baa3/NR            1,558,321

                     Arizona Health Facilities (Samaritan Health)
      2,840,000      5.625%, 12/01/15 MBIA Insured  ........................        Aaa/AAA            3,058,680

                     Chandler Industrial Development Authority
                          (Ahwatukee Medical Facility)
       900,000       7.000%, 7/01/22 (pre-refunded)............................      NR/NR*              924,993

                     Glendale Industrial Development Authority
                           (John C. Lincoln Hospital)
      3,750,000      5.000%, 12/01/35  .....................                         NR/BBB            3,837,075

                          Maricopa Co. Hospital Revenue
                        (Sun Health)
      1,000,000      5.000%, 04/01/17  ........................................     Baa1/BBB           1,043,480
       705,000       6.125%, 04/01/18  ........................................     Baa1/BBB             722,005
      2,500,000      5.000%, 04/01/35  .......................................      Baa1/BBB           2,557,850

                     Maricopa Co. Industrial Development Authority
                        (Catholic Health West-St. Joseph's Hospital)
      1,090,000      5.000%, 07/01/21  ........................................      A3/A-             1,112,051
      2,300,000      5.375%, 07/01/23  ........................................      A3/A-             2,455,250

                     Mesa Industrial Development Authority
                        (Discovery Health)
      4,050,000      5.750%, 01/01/25 MBIA Insured (pre-refunded)                   Aaa/AAA            4,307,499
      4,915,000      5.625%, 01/01/29 MBIA Insured (pre-refunded)                   Aaa/AAA            5,211,620

                     Phoenix Industrial Development Authority
                           (John C. Lincoln Hospital)
      1,270,000      5.500%, 12/01/13 FSA Insured  ...........................      Aaa/AAA            1,296,556

                     Pima Co. Industrial Development Authority
                        (Healthpartners)
      1,000,000      5.625%, 04/01/14 MBIA Insured  ..........................      Aaa/AAA            1,021,490

                     Pima Co. Industrial Development Authority
                             (Tucson Medical Center)
      1,000,000      5.000%, 04/01/15 MBIA Insured  ..........................      Aaa/AAA            1,001,120

                     Scottsdale Industrial Development Authority
                         (Scottsdale Healthcare System)
      2,000,000      5.500%, 09/01/12 AMBAC Insured  .......................        Aaa/AAA            2,090,860
      1,770,000      6.125%, 09/01/17 AMBAC Insured  .......................        Aaa/AAA            1,821,472
      9,600,000      5.800%, 12/01/31 (pre-refunded)***.....................         A3/BBB+           10,492,704

                     University Medical Center Hospital Revenue Bonds
       830,000       5.000%, 07/01/22.....................................         Baa1/BBB+             862,893
      2,050,000      5.000%, 07/01/35   .......................................    Baa1/BBB+           2,104,161

                     Yavapai Co. Industrial Development Authority
                        (Yavapai Regional Medical Center)
      1,130,000      5.125%, 12/01/13 FSA Insured  ...........................      Aaa/AAA            1,154,702

                     Yuma Co. Industrial Development Authority (Yuma
                            Regional Medical Center)
      1,320,000      5.500%, 08/01/18 FSA Insured (pre-refunded) ..............     Aaa/AAA            1,429,204
      1,500,000      5.500%, 08/01/19 FSA Insured (pre-refunded)  .............     Aaa/AAA            1,624,095

                                                                                                 ----------------
                        Total Hospital Revenue Bonds  .........................                        56,365,081
                                                                                                 ----------------

                           Lease Revenue Bonds (16.3%)
                     Arizona Game & Fish Administration Building Project
      2,000,000      5.000%, 07/01/32                                                A3/NR             2,080,940

                     Arizona Municipal Finance Program No. 20
      1,300,000      7.700%, 08/01/10 MBIA Insured  .........................        Aaa/AAA           1,401,010

                     Arizona State University Certificates of Participation
                        Lease Revenue Bonds
      2,000,000      5.375%, 07/01/19 MBIA Insured  ......................          Aaa/AAA            2,163,120

                     Cave Creek Certificates of Participation
                        Lease Revenue Bonds
       365,000       5.750%, 07/01/19  ........................................     NR/BBB-              375,786

                     Cottonwood Municipal Property Corp.
                        Lease Revenue Bonds
      1,500,000      5.000%, 07/01/29 XLCA Insured..................                Aaa/AAA            1,572,255

                          Downtown Phoenix Hotel Corp.
                        Lease Revenue Bonds
      4,760,000      5.250%, 07/01/26 FGIC Insured..................                Aaa/AAA            5,143,942

                     Fountain Hills Municipal Property Corp.
                        Lease Revenue Bonds
       650,000       5.125%, 07/01/21 FGIC Insured (pre-refunded)  ............      Aaa/NR              679,634

                        Gilbert Municipal Property Corp.
                        Lease Revenue Bonds
      2,000,000      4.900%, 04/01/19 .........................................     NR/NR*+            2,026,640
      1,000,000      4.900%, 07/01/21 AMBAC Insured  ....................           Aaa/AAA            1,040,680

                     Green Valley Municipal Property Corp.
                        Lease Revenue Bonds
      1,250,000      5.250%, 07/01/33  ........................................      NR/BBB            1,286,113

                     Maricopa Co. Stadium District Revenue Bonds
       500,000       5.250%, 06/01/12 AMBAC Insured  ..................             Aaa/NR++             537,280

                     Navajo Co. Municipal Property Corp.
                        Lease Revenue Bonds
      1,000,000      6.250%, 07/01/20 ACA Insured  ..........................         NR/A             1,073,360

                     Nogales, Arizona Municipal Development Authority
      1,000,000      5.000%, 06/01/27 AMBAC Insured..........................        Aaa/AAA           1,058,260

                     Oro Valley Municipal Property Corp.
                        Lease Revenue Bonds
      1,000,000      5.200%, 07/01/10 MBIA Insured  ..........................       Aaa/AAA           1,022,150
      1,150,000      5.550%, 07/01/17 MBIA Insured (pre-refunded)                    Aaa/AAA           1,188,353
      1,850,000      5.375%, 07/01/26 MBIA Insured (pre-refunded)........            Aaa/AAA           1,902,096

                     Phoenix Civic Improvement Corp. (Adams Street Garage)
      2,100,000      5.375%, 07/01/29                                                 Aa2/AAA          2,185,911

                         Phoenix Civic Improvement Corp.
                            Excise Tax Revenue Bonds
      2,320,000      5.750%, 07/01/14 FGIC Insured  ...........................       Aaa/AAA          2,486,692
      1,000,000      5.000%, 07/01/20 FGIC Insured  ...........................       Aaa/AAA          1,044,130

                     Phoenix Civic Improvement Corp. (Civic Plaza)
      1,000,000      zero coupon, 07/01/23 FGIC Insured  (coupon                      Aaa/AAA            843,280
                               converts to 5.50% on 7/01/13)

                     Phoenix Industrial Development Authority
                             (Capital Mall Project)
      1,000,000      5.200%, 09/15/16 AMBAC Insured (pre-refunded)                   Aaa/AAA           1,050,090
      2,130,000      5.250%, 09/15/17 AMBAC Insured (pre-refunded)                   Aaa/AAA           2,240,121
      2,000,000      5.375%, 09/15/22 AMBAC Insured (pre-refunded)                   Aaa/AAA           2,111,420
      2,000,000      5.000%, 09/15/26 AMBAC Insured..................                Aaa/AAA           2,121,520

                     Pinal Co. Certificates of Participation
                        Lease Revenue Bonds
      2,000,000      5.125%, 06/01/21 AMBAC Insured  ...................            Aaa/AAA            2,099,920
      3,230,000      5.250%, 12/01/21 ........................ ................      NR/A-             3,419,601
      1,250,000      5.000%, 12/01/29    ......................................      NR/A-             1,291,675

                     Pinal Co. Correctional Facilities
      1,470,000      5.250%, 10/01/21 ACA Insured ........................          NR/A+++            1,567,270

                     Scottsdale Municipal Property Corp.
                            Excise Tax Revenue Bonds
      3,000,000      zero coupon, 07/01/20 AMBAC Insured  (coupon                   Aaa/AAA            2,285,730
                               converts to 4.50% on 7/01/13)

                     Sierra Vista Municipal Property Corp.
                        Lease Revenue Bonds
      1,265,000      5.000%, 01/01/18 AMBAC Insured  .......................        Aaa/AAA            1,289,630
      1,225,000      5.000%, 01/01/18 AMBAC Insured  .......................        Aaa/AAA            1,253,016
       700,000       5.125%, 01/01/21 AMBAC Insured  .......................        Aaa/AAA              715,568

                     Surprise Municipal Property Corp.
                        Lease Revenue Bonds
      2,000,000      5.700%, 07/01/20 AMBAC Insured (pre-refunded)...  ........     Aaa/AAA            2,107,120

                     University of Arizona Certificates of Participation
                        Lease Revenue Bonds
       500,000       5.125%, 06/01/22 AMBAC Insured (pre-refunded)                  Aaa/AAA              529,300

                     Willcox, Arizona Municipal Property Corporation
       295,000       4.625%, 07/01/21                                                NR/BBB              297,968

                                                                                                 ----------------
                                                   Total Lease Revenue Bonds ..                       55,491,581
                                                                                                 ----------------

                          Mortgage Revenue Bonds (9.7%)

                     Agua Fria Ranch Community Facilities District
       600,000       5.800%, 07/15/30.........................................       NR/NR*              623,508

                     Arizona Capital Facilities Finance Corp.
                         Arizona State Student Housing
      1,000,000      6.125%, 09/01/20  ........................................     Baa3/NR            1,062,620

                     Gladden Farms Community Facility District, Arizona
       435,000       5.500%, 07/15/31.........................................       NR/NR*              448,350

                     Maricopa Co. Industrial Development Authority
                        Multi-Family Mortgage Revenue Bonds
                            (Advantage Point Project)
      1,000,000      6.500%, 07/01/16  ........................................      NR/AAA            1,016,940

                     Maricopa Co. Industrial Development Authority
                        Multi-Family Mortgage Revenue Bonds
                            (National Health Project)
      1,300,000      5.500%, 01/01/18 FSA Insured  ...........................      Aaa/AAA            1,449,682

                     Maricopa Co. Industrial Development Authority
                        Multi-Family Mortgage Revenue Bonds
                        (Pine Ridge)
      1,000,000      6.000%, 10/20/31  ........................................      NR/AAA            1,088,150

                     Maricopa Co. Industrial Development Authority
                        Single Family Mortgage Revenue Bonds
      3,330,000      zero coupon, 12/31/14  ...................................     Aaa/AAA            2,445,086
      6,505,000      zero coupon, 02/01/16  ...................................     Aaa/AAA            4,534,961
      3,565,000      zero coupon, 12/31/16  ...................................     Aaa/AAA            2,393,933
      1,996,311      4.950%, 07/01/39 AMT (coupon converts to                        Aaa/NR            2,157,114
                               5.65% after 8/01/07)

                     Merrill Ranch Community Facilities District
       475,000       5.300%, 07/01/30   .......................................      NR/NR*              488,946

                     Parkway Community Facilities District No. 1 Prescott Valle
       120,000       5.200%, 07/15/20**........................................      NR/NR*              121,045
       400,000       5.350%, 07/15/31**........................................      NR/NR*              404,164

                     Phoenix Industrial Development Authority
                         Single Family Mortgage Revenue
      1,770,000      zero coupon, 12/01/14  ...................................      NR/AAA            1,315,783
       15,000        5.875%, 06/01/16   .......................................      NR/AAA               15,018
       370,000       5.300%, 04/01/20 AMT  ..................................        NR/AAA              377,345
       140,000       5.350%, 06/01/20 AMT  ..................................        NR/AAA              142,125

                     Pima Co. Industrial Development Authority
                         Single Family Mortgage Revenue
       195,000       6.500%, 02/01/17  ........................................      A2/NR               196,388
       25,000        6.100%, 05/01/31 AMT  ..................................        NR/AAA               25,141

                     South Campus Project Arizona State University
                         Student Housing
      1,205,000      5.625%, 09/01/28 MBIA Insured  ........................        Aaa/AAA            1,317,535

                     Southern Arizona Capital Facilities Finance Corp.
                         University of Arizona Student Housing
      1,500,000      5.100%, 09/01/33 MBIA Insured (pre-refunded)....               Aaa/AAA            1,605,825

                     Sundance Community Facilities District
       920,000       5.125%, 07/15/30  ........................................    Baa3/BBB-             958,677

                     Tucson & Pima Co. Single Family Mortgage
                        Revenue Bonds
      4,920,000            zero coupon, 12/01/14  .............................     Aaa/AAA            3,657,430

                     Vistancia Community Facilities District
      2,000,000      4.550%, 07/15/26                                               Baa1/NR            1,989,080

                     Yuma Industrial Development Authority
                       Multi-Family Mortgage Revenue Bonds
                        (Rio Santa Fe)
      3,000,000      6.100%, 09/20/34 AMT   .................................        NR/AAA            3,256,290

                                                                                                 ----------------
                        Total Mortgage Revenue Bonds  .......................                         33,091,136
                                                                                                 ----------------

                         University Revenue Bonds (8.0%)

                     Arizona Board of Regents-Arizona State
                        University System Revenue Bonds
       735,000       5.850%, 07/01/18 FGIC Insured (pre-refunded)                   Aaa/AAA              777,049
      1,280,000      5.000%, 07/01/26 AMBAC Insured ........................        Aaa/AAA            1,360,717

                     Arizona Board of Regents-Northern Arizona
                        University System Revenue Bonds
      1,000,000      5.000%, 06/01/25 FGIC Insured  ......                          Aaa/AAA            1,067,250
      1,200,000      5.500%, 06/01/34 FGIC Insured (pre-refunded)......             Aaa/AAA            1,333,884
       945,000       5.000%, 06/01/24 FGIC Insured                                  Aaa/AAA            1,010,167
      1,000,000      5.000%, 06/01/27 FGIC Insured                                  Aaa/AAA            1,065,550

                     Arizona Board of Regents-University of Arizona
                              System Revenue Bonds
       490,000       5.250%, 06/01/14 FSA Insured.........................          Aaa/AAA              498,565
      1,000,000      5.500%, 06/01/16 FGIC Insured (pre-refunded)....               Aaa/AAA            1,047,710
      2,385,000      5.000%, 06/01/21 FGIC Insured  .......................         Aaa/AAA            2,516,580
       750,000       5.800%, 06/01/24 FGIC Insured (pre-refunded)....               Aaa/AAA              791,430

                     Arizona Educational Loan Marketing Corp.
      1,720,000      5.700%, 12/01/08 AMT  ..................................       A2/NR+++           1,725,108

                          Arizona Student Loan Revenue
      1,000,000      5.875%, 05/01/18 AMT  ...................................       Aaa/NR            1,058,920
      1,000,000      5.900%, 05/01/19 AMT  ...................................       Aaa/NR            1,060,020
      1,000,000      6.150%, 05/01/29 AMT  ...................................       A2/NR             1,055,730

                     Glendale Industrial Development Authority
                             (Midwestern University)
       550,000       5.250%, 05/15/13  ........................................      NR/A-               586,322
      1,010,000      5.250%, 05/15/14  ........................................      NR/A-             1,084,215
       500,000       5.750%, 05/15/21  ........................................      NR/A-               544,060
      1,215,000      5.375%, 05/15/28  ........................................      NR/A-             1,246,335
      1,035,000      5.375%, 05/15/28 (pre-refunded)..........................       NR/AAA            1,065,129
      1,000,000      5.875%, 05/15/31  ........................................      NR/A-             1,092,850
      1,000,000      5.000%, 05/15/31*** ......................................      NR/A-             1,065,680

                     Mohave Co. Community College District
                        Revenue Bonds
       470,000       4.850%, 03/01/15 AMBAC Insured  ....................           Aaa/AAA              484,236


                     Pinal Co. Community College District
                        Revenue Bonds
       555,000       5.100%, 07/01/14 AMBAC Insured (pre-refunded)                  Aaa/NR++             570,507

                     Yavapai Co. Community College District
                        Revenue Bonds
       500,000       6.000%, 07/01/12  ........................................     NR/BBB+              502,085

                     Yuma & La Paz Co.  Community College District
      2,500,000      5.000%, 07/01/28 MBIA Insured..........................        Aaa/AAA            2,669,500

                                                                                                 ----------------
                        Total University Revenue Bonds  .......................                       27,279,599
                                                                                                 ----------------

                          Utility Revenue Bonds (12.7%)

                     Arizona Power Authority (Hoover Dam Project)
                        Revenue Bonds
      1,500,000      5.250%, 10/01/15  ........................................      Aa2/AA            1,656,600
      4,905,000      5.250%, 10/01/16  ........................................      Aa2/AA            5,446,659
      1,220,000      5.250%, 10/01/17  ........................................      Aa2/AA            1,360,703

                     Arizona Wastewater Management Authority
                        Revenue Bonds
      1,940,000      5.600%, 07/01/12 AMBAC Insured  ....................           Aaa/AAA            1,968,285

                     Arizona Water Infrastructure Finance Authority
                        Revenue Bonds
      1,465,000      5.750%, 10/01/11  ........................................     Aaa/NR++           1,554,980
      2,500,000      5.375%, 10/01/16 (pre-refunded)  ..................            Aaa/NR++           2,679,300
      2,000,000      5.500%, 10/01/17  ........................................     Aaa/NR++           2,107,600
       650,000       5.000%, 10/01/22  ........................................     Aaa/AAA              690,853

                     Central Arizona Water Conservation District
                        Revenue Bonds
      2,600,000      5.500%, 11/01/09....................................           Aa2/AA-            2,717,104
      2,720,000      5.500%, 11/01/10  ........................................     Aa2/AA-            2,885,267

                     Pima Co. Industrial Development Authority (Tucson
                            Electric), Revenue Bonds
       910,000       7.250%, 07/15/10 FSA Insured  .......................          Aaa/AAA              915,970

                     Salt River Project Agricultural Improvement and
                        Power Revenue Bonds
      2,000,000      5.500%, 01/01/10  ........................................      Aa1/AA            2,097,180
      3,700,000      5.250%, 01/01/13  ........................................      Aa1/AA            3,983,235
      1,500,000      5.250%, 01/01/15 .........................................      Aa1/AA            1,610,745
      2,000,000      5.250%, 01/01/18 .........................................      A1/AA             2,137,760
      5,000,000      5.250%, 01/01/19 .........................................      Aa1/AA            5,335,450
      1,480,000      5.000%, 01/01/20 .........................................      Aa1/AA            1,507,617
      2,500,000      5.000%, 01/01/37 .........................................      Aa1/AA            2,644,900

                                                                                                 ----------------
                        Total Utility Revenue Bonds  ..........................                       43,300,208
                                                                                                 ----------------

                        Total Revenue Bonds  .........................                               276,069,142
                                                                                                 ----------------

                          U.S. Territorial Bonds (1.4%)

                     Puerto Rico General Obligation Bonds
      1,000,000      zero coupon, 07/01/14  ...................................     Baa3/BBB             736,410

                     Puerto Rico Highway & Transportation
                        Revenue Bonds
      1,500,000      5.750%, 07/01/19 CIFG Assurance North America, Inc. Insured    Aaa/AAA            1,662,840
      2,000,000      5.500%, 07/01/19 FSA Insured.........................          Aaa/AAA            2,302,680

                                                                                                 ----------------
                        Total U.S. Territorial Bonds  .........................                        4,701,930
                                                                                                 ----------------

                     Total Investments (cost $324,246,127-note b)                    99.4%           338,402,402
                     Other assets less liabilities                                    0.6              2,126,662
                                                                                      ----
                                                                                                 ----------------
                     Net Assets                                                      100.0%       $  340,529,064
                                                                                     ======
                                                                                                 ================



                     Portfolio Distribution By                Percent of
                     Quality Rating (unaudited)               Portfolio

                     Aaa of Moody's or AAA of S&P or Fitch      62.8 %
                     Aa of Moody's or AA of S&P                 14.5
                     A of Moody's or S&P or Fitch               12.6
                     B aa of Moody's or BBB of S&P or Fitch      8.2
                     N ot rated*                                 1.9
                                                       --------------
                                                               100.0  %
                                                       ==============

     * Any security not rated (NR) by any of the approved rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

     ** Illiquid securities: Considered illiquid because of restrictions as to sale. The securities represent 0.6% of net assets.

     *** Security traded on a "when-issued" basis.

     **** Security pledged as collateral for the Trust's when - issued commitments.

       Fitch Ratings
       + BBB+
       ++ AAA
       +++ A

                             PORTFOLIO ABBREVIATIONS

       ACA       -American Capital Assurance Financial Guaranty Corp.
       AMBAC     -American Municipal Bond Assurance Corp.
       AMT       -Alternative Minimum Tax
       CIFG      -CDC IXIS Financial Guaranty
       FGIC      -Financial Guaranty Insurance Co.
       FSA       -Financial Security Assurance
       MBIA      -Municipal Bond Investors Assurance
       NR        - Not Rated
       XLCA      -XL Capital Assurance

                       See accompanying notes to financial
                                   statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA

     (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


     (b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $323,965,526 amounted to $14,436,876, which consisted of aggregate gross unrealized appreciation of $14,586,281 and aggregate gross unrealized depreciation of $149,405.






Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).







                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      May 25, 2007



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 25, 2007